SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares
Number of Operating Segments	1
Impairment losses on goodwill
Research and development grants recognized	$ 4,261	$ 1,237	$ 3,490
Uncertain tax position, likelihood of being sustained, threshold for recognition	50.00%
Dilutive securities excluded from diluted earnings per share | shares	1,134,971	946,829	526,381
Basic earnings per share (in dollars per share) | $ / shares	$ 0.35	$ 0.58	$ 0.68
Diluted earnings per share (in dollars per share) | $ / shares	$ 0.35	$ 0.57	$ 0.67
Cumulative effect from adoption of a new accounting standard (Note 2P)
Additional Paid-in Capital [Member]
Cumulative effect from adoption of a new accounting standard (Note 2P)	$ 131